Goodwill (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / MWh	Dec. 31, 2023 CAD ($) $ / MWh
Disclosure of detailed information about intangible assets [line items]
Total goodwill	$ 517,000,000	$ 464,000,000
Impairment of goodwill	$ 0
Wind and Solar | Merchant Discount Rate
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.50%
Minimum
Disclosure of detailed information about intangible assets [line items]
Electricity prices (in CAD per Mwh) | $ / MWh	40	35
Discount rate	6.40%	6.40%
Maximum
Disclosure of detailed information about intangible assets [line items]
Electricity prices (in CAD per Mwh) | $ / MWh	225	238
Discount rate	7.30%	7.50%
Hydro generation
Disclosure of detailed information about intangible assets [line items]
Total goodwill	$ 258,000,000	$ 258,000,000
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Total goodwill	178,000,000	176,000,000
Gas
Disclosure of detailed information about intangible assets [line items]
Total goodwill	51,000,000	0
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Total goodwill	$ 30,000,000	$ 30,000,000